NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	April 14, 2021
RE:	Nationwide VLI Separate Account-3 (“Registrant”)
File No. 811-06140

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2020, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	0000813383
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Invesco - Invesco V.I. Conservative Balanced Fund: Series I	0000896435
Invesco - Invesco V.I. Core Bond Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	0000736913
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	0000811976
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - Global Resources Fund: Initial Class	0000811976
Wells Fargo Variable Trust - VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	0001081402

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.